Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000061462 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061462 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000061462 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000061462 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000061462 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000061463 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061463 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000061463 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000061463 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000061463 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%